EARNINGS PER SHARE - Computation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [abstract]
Net income attributable to equity shareholders of the Company	$ 249	$ 337	$ 743	$ 780
Weighted average shares outstanding, basic (in shares)	553	543	552	537
Weighted average shares outstanding, diluted (in shares)	556	553	556	551
Total basic EPS attributable to equity shareholders (in USD per share)	$ 0.45	$ 0.62	$ 1.35	$ 1.45
Total diluted EPS attributable to equity shareholders (in USD per share)	$ 0.45	$ 0.61	$ 1.34	$ 1.42